Related Party Transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
La Rural S.A. [Member]
Disclosure of associates [line items]
Financial operations		$ 3,120	$ 18,450
Leases and/or rights to use space	26,353	22,597	16,476
Dividends accrued		20,345
Tarshop S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	40,701	28,150	30,401
Commissions	739	594	15
Total Associates And Joint Ventures Of IRSA Propiedades Comerciales (La Rural S.A. And Other Associates And Joint Ventures) [Member]
Disclosure of associates [line items]
Total associates and joint ventures	67,434	82,634	68,482
Banco de Credito y Securitizacion [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	38,436	30,349	20,764
BHN Vida S.A [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	7,742	5,861	3,613
BHN Seguros Generales [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	7,838	5,960	3,713
Banco hipotecario S.A. [Member]
Disclosure of associates [line items]
Leases and/or rights to use space		1,816	7,330
Dividends accrued		39
Commissions		46	46
IRSA [Member]
Disclosure of associates [line items]
Corporate services	59,661	63,147	52,474
Financial operations	10,189	29,537	1,715
Leases and/or rights to use space	7,241	1,680	5,487
Commissions	261	294	281
Total direct parent company of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company	77,352	94,658	59,957
Cresud S.A.C.I.F. y A. [Member]
Disclosure of associates [line items]
Corporate services	(283,310)	(294,015)	(283,027)
Financial operations	26,405	257,226	133,653
Leases and/or rights to use space	5,328	3,694	1,932
Total Direct Parent Company Of IRSA [Member]
Disclosure of associates [line items]
Total direct parent company of IRSA	(251,577)	(33,095)	(147,442)
Other associates and joint venture [Member]
Disclosure of associates [line items]
Corporate services		22
Financial operations	(598)	1,301	(1,069)
Leases and/or rights to use space		(926)	(4,080)
Fees	239	7,431	8,289
Directors [Member]
Disclosure of associates [line items]
Fees	(273,235)	(296,462)	(289,266)
Senior Management [Member]
Disclosure of associates [line items]
Fees	(17,241)	(17,535)	(14,597)
Total Directors [Member]
Disclosure of associates [line items]
Total directors	(290,476)	(313,997)	(303,863)
Estudio Zang, Bergel & Vines [Member]
Disclosure of associates [line items]
Fees	(14,287)	(17,922)	(19,499)
REIG V [Member]
Disclosure of associates [line items]
Financial operations			133,532
Others [Member]
Disclosure of associates [line items]
Leases and/or rights to use space	3,512	2,077	1,367
Tax credits	31
Commissions			(1,392)
Donations		(3,234)
Total Others [Member]
Disclosure of associates [line items]
Total others	43,272	24,992	149,474
Total [Member]
Disclosure of associates [line items]
Total	$ (353,995)	$ (144,808)	$ (173,392)